Accounting policies - Translation of foreign currency balances (Details) € in Millions					12 Months Ended			36 Months Ended
	Dec. 31, 2019 EUR (€) Argentian_peso / €	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2020 EUR (€) Argentian_peso / € stage	Dec. 31, 2018	Dec. 31, 2017 EUR (€)	Dec. 31, 2018
Foreign currency transactions
Number of consecutive stages | stage					2
Inflation percent					3610.00%	48.00%		147.00%
Reclassification adjustments on exchange differences on translation, net of tax	€ (2,136)	€ (1,984)	€ (1,984)	€ (1,585)	€ (202)		€ 1,716
Revaluation gains/(losses)				€ 131
Closing foreign exchange rate | Argentian_peso / €	67.26				103.16